DISCONTINUED OPERATIONS (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues		$ 790	$ 811
Loss from discontinued operations (No income tax expense or benefit)		(136)	(50)
Gain on disposal of discontinued operations (No income tax expense or benefit)	0	122	0
Total loss from disposal of discontinued operations		$ (14)	$ (50)